Fair Value Measurements - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Input	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Input	Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Number of inputs used for valuation of warrants | Input			6		6
Derivative warrant liability [Abstract]
Change in fair value of the warrant liability, net	$ (27)	$ (8,680)	$ (1,227)	$ (9,171)	$ (12,780)	$ (564)
Derivative warrant liabilities	$ 16		$ 16		$ 18,751	$ 3,785